Related Party Transactions	12 Months Ended
Dec. 28, 2014
Related Party Transactions
Related Party Transactions

11. Related Party Transactions

        In conjunction with the Apollo Acquisition and effective as of May 31, 2007, the Predecessor entered into a Management Services Agreement with an Apollo affiliate, Apollo Management VI, L.P. (the "Manager"), whereby the Manager provided certain investment banking, management, consulting and financial planning services to the Predecessor. The Management Services Agreement was for a ten-year term and the Predecessor was obligated to pay the Manager an annual fee of $1.5 million, payable on a quarterly basis. The Predecessor paid the Manager $1.4 million related to the annual fee for the period January 2, 2012 through November 14, 2012. Upon consummation of the Ares Acquisition, the Company paid a transaction fee of $4.0 million to the Manager. Effective November 15, 2012, the Management Services Agreement was terminated and the Company paid the Manager a termination fee of $5.5 million.

        In addition, pursuant to the Management Services Agreement, the Predecessor paid a transaction fee including reimbursement of expenses of $9.0 million in the aggregate to the Manager for financial advisory services in connection with the Apollo Acquisition and the October 2007 acquisition of organic and natural food oriented supermarkets operated in California and Texas under the banners "Henry's Farmers Markets" and "Sun Harvest Markets" (the "Henry's Acquisition"). Of this fee, 50%, or $4.5 million, was included as part of the purchase price and the remaining 50%, or $4.5 million, had been included in deferred financing costs and was amortized to interest expense over the terms of the related debt through 2016. These services included assisting the Predecessor in the structuring and negotiation of the credit facilities and other services in connection with the Apollo Acquisition and Henry's Acquisition. No such fees were paid in conjunction with the sale of Henry's in the year ended January 1, 2012. The Company wrote off the remaining unamortized deferred financing costs in connection with the Ares Acquisition.

        Funds affiliated with Ares hold approximately 10% of the outstanding loans under the Term Loan Facility and receive payments in respect of such loans representing their pro rata portion of such loans. During the year ended December 28, 2014, fees and other expenses paid to Ares were $0.1 million.